Commitments and Contingencies (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2019
Rent expense	$ 5,535
Change in rent	1,107
Accrued rent, current	9,963	$ 3,321
Accrued rent, non-current		9,963
Purchase obligations	$ 35,000	896,000	$ 16,000
Office Lease [Member]
Lease description	Our office lease commenced on October 1, 2016 and expires September 30, 2019 with monthly rent at inception of $5,535 that escalates $1,107 annually on each October.
Rent expense	$ 79,704	83,025
Common Area Maintenance and Real Estate Tax Reimbursements [Member]
Rent expense	$ 23,648	22,929
Equipment Lease [Member]
Lease description	The equipment lease commenced in June 2017 and expires in August 2020.
Rent expense	$ 8,533	6,626
Lease term	39 months
Monthly operating usage cost allowance	$ 125
Sales tax percentage	6.00%
Equipment Lease [Member] | Base Rent [Member]
Rent expense		$ 586